Segment Information - Schedule of Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Information [Abstract]
Professional services fee in connection with Business Combination	$ (114,907)	$ (219,328)	$ (1,163,962)	$ (2,268,236)
Other formation and operating costs	(131,693)	(148,924)	(485,144)	(905,590)
Total formation and operating costs	(246,600)	(368,252)	(1,649,106)	(3,173,826)
Interest expense	(26,974)	(21,303)	(96,242)	(36,909)
Interest earned on investment held in Trust Account	78,971	653,885	1,578,042	3,843,271
Net income/(loss)	$ (194,603)	$ 264,330	$ (167,306)	$ 632,536